SCHEDULE OF FUTURE AMORTIZATION EXPENSES (Details) - Seamless Group Inc. [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
2024	$ 2,948,062
2025	2,779,867
2026	2,343,051
2027	815,240
2028	305,493
Thereafter
Intangible assets, net	$ 9,191,713	$ 9,849,778